Assumptions Used in Accounting for Pension Plan (Detail) - Pension		12 Months Ended
		Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	8.10%	8.60%	8.00%
Discount rate - net periodic benefit cost	[1]	8.10%	8.60%	8.00%
Rate of increase in compensation levels of covered employees		8.00%	8.00%	8.00%
Rate of return on plan assets		7.00%	8.00%	8.00%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.